Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Japanese plans [member]
Remeasurements:
Net defined benefit liabilities	¥ 112,402	¥ 180,052
Foreign plans [member]
Remeasurements:
Net defined benefit liabilities	235,225	261,790
Present value of defined benefit obligation [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,362,192	1,454,421
Current service cost	35,138	36,937
Past service cost		(84,024)
Interest cost (income)	10,493	7,177
Transfer to defined contribution plan	(63,055)
Remeasurements:
Changes in demographic assumptions	13,843	59,491
Changes in financial assumptions	19,783	(67,125)
Other	(4,599)	(6,707)
Benefits paid	42,320	37,978
Balance at end of year	1,331,475	1,362,192
Present value of defined benefit obligation [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,057,351	1,050,938
Current service cost	28,387	27,009
Past service cost	506	1,258
Interest cost (income)	39,401	37,974
Plan participants' contributions	(1,579)	(1,276)
Remeasurements:
Changes in demographic assumptions	(1,951)	(3,895)
Changes in financial assumptions	30,612	18,807
Other	(21,512)	(10,681)
Benefits paid	56,631	37,733
Exchange differences on translating foreign operations	(34,989)	(27,602)
Balance at end of year	1,042,753	1,057,351
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	(1,182,140)	(1,130,443)
Interest cost (income)	(9,630)	(5,693)
Actual return on plan assets, excluding interest income	45,841	29,778
Employer contributions	21,652	52,655
Remeasurements:
Benefits paid	(40,190)	(36,429)
Balance at end of year	(1,219,073)	(1,182,140)
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	(795,561)	(758,700)
Interest cost (income)	(29,950)	(27,891)
Actual return on plan assets, excluding interest income	35,412	44,522
Employer contributions	25,964	22,683
Plan participants' contributions	1,579	1,276
Remeasurements:
Benefits paid	(56,631)	(37,733)
Exchange differences on translating foreign operations	24,307	21,778
Balance at end of year	¥ (807,528)	¥ (795,561)